Acquisitions (Details) - Schedule of intangible assets acquired	Dec. 31, 2021 USD ($)
Customer Relationships [Member] | Acquisition of DSO [Member]
Finite-Lived Intangible Assets [Line Items]
Amount	$ 4,220,000
Customer Relationships [Member] | Acquisition of Nexus [Member]
Finite-Lived Intangible Assets [Line Items]
Amount	5,197,237
Tradename [Member] | Acquisition of DSO [Member]
Finite-Lived Intangible Assets [Line Items]
Amount	2,010,000
Developed technology [Member] | Acquisition of DSO [Member]
Finite-Lived Intangible Assets [Line Items]
Amount	1,570,000
Patents [Member] | Acquisition of DSO [Member]
Finite-Lived Intangible Assets [Line Items]
Amount	230,000
Non-Compete Agreements [Member] | Acquisition of DSO [Member]
Finite-Lived Intangible Assets [Line Items]
Amount	30,000
Non-Compete Agreements [Member] | Acquisition of Nexus [Member]
Finite-Lived Intangible Assets [Line Items]
Amount	780,000
Goodwill [Member] | Acquisition of DSO [Member]
Finite-Lived Intangible Assets [Line Items]
Amount	1,342,000
Total intangible assets [Member] | Acquisition of DSO [Member]
Finite-Lived Intangible Assets [Line Items]
Amount	9,402,000
Total intangible assets [Member] | Acquisition of Nexus [Member]
Finite-Lived Intangible Assets [Line Items]
Amount	5,977,237
Total intangible assets [Member] | Acquisition of GSP [Member]
Finite-Lived Intangible Assets [Line Items]
Amount	584,220
Licenses agreements [Member] | Acquisition of GSP [Member]
Finite-Lived Intangible Assets [Line Items]
Amount	$ 584,220